Shareholder Report, Holdings (Details) - C000126665	May 31, 2024
AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AA Rated
Holdings [Line Items]
Percent of Net Asset Value	8.60%
A Rated
Holdings [Line Items]
Percent of Net Asset Value	34.50%
BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	42.10%
U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	12.00%